ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2017
Accounting Estimates And Judgments
ACCOUNTING ESTIMATES AND JUDGMENTS

NOTE 4 - ACCOUNTING ESTIMATES AND JUDGMENTS

The Company has used estimates to value and record certain assets, liabilities, revenue, expenditure, and commitments. Basically, these estimates relate to:

(a)       Evaluation of possible losses through impairment of goodwill and intangible assets with an indefinite useful life.

As of December 31, 2017, the goodwill amounts to ThUS $ 2,672,550 (ThUS $ 2,710,382 as of December 31, 2016), while the intangible assets comprise the Airport Slots for ThUS $ 964,513 (ThUS $ 978,849 as of December 31, 2016) and Loyalty Program for ThUS $ 321,440 (ThUS $ 326,262 as of December 31, 2016).

The Company checks at least once a year whether goodwill and intangible assets with an indefinite useful life have suffered an impairment loss. For this evaluation, the Company has identified two cash generating units (CGU), "Air transport" and "Multiplus coalition and loyalty program". The book value of the surplus value assigned to each CGU as of December 31, 2017 amounted to ThUS $ 2,146,692 and ThUS $ 525,858 (ThUS $ 2,176,634 and ThUS $ 533,748 as of December 31, 2016), which include the following Intangible assets of indefinite useful life:

	Air Transport CGU		Coalition and loyalty Program Multiplus CGU
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016
	ThUS$	ThUS$	ThUS$	ThUS$

Airport Slots	964,513	978,849	-	-
Loyalty program	-	-	321,440	326,262

The recoverable value of these cash-generating units (CGUs) has been determined based on calculations of their value in use. The principal assumptions used by the management include: growth rate, exchange rate, discount rate, fuel prices, and other economic assumptions. The estimation of these assumptions requires significant judgment by the management, as these variables feature inherent uncertainty; however, the assumptions used are consistent with Company’s internal planning. Therefore, management evaluates and updates the estimates on an annual basis, in light of conditions that affect these variables. The mainly assumptions used as well as, the corresponding sensitivity analyses are showed in Note 16.

(b)       Useful life, residual value, and impairment of property, plant, and equipment

The depreciation of assets is calculated based on the linear model, except for certain technical components depreciated on cycles and hours flown. These useful lives are reviewed on an annual basis according with the Company’s future economic benefits associated with them.

Changes in circumstances such as: technological advances, business model, planned use of assets or capital strategy may render the useful life different to the lifespan estimated. When it is determined that the useful life of property, plant, and equipment must be reduced, as may occur in line with changes in planned usage of assets, the difference between the net book value and estimated recoverable value is depreciated, in accordance with the revised remaining useful life.

Residual values are estimated in accordance with the market value that these assets will have at the end of their useful life. The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, once a year. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (note 2.8).

(c)       Recoverability of deferred tax assets

Deferred taxes are calculated according to the liability method, on the temporary differences that arise between the tax bases of assets and liabilities and their carrying amounts. Deferred tax assets on tax losses are recognized to the extent that it is probable that future tax benefits will be available with which to offset the temporary differences. The Company makes financial and fiscal projections to evaluate the realization in time of this deferred tax asset. Additionally, it ensures that these projections are consistent with those used to measure other long-lived assets. As of December 31, 2017, the Company has recognized deferred tax assets of ThUS $ 364,021 (ThUS $ 384,580 as of December 31, 2016) and has ceased to recognize deferred tax assets on tax losses of ThUS $ 81,155 (ThUS $ 115,801 as of December 31, 2016) (Note 18).

(d)       Air tickets sold that are not actually used.

The Company register advance sales of tickets as deferred revenue. Revenue from ticket sales is recognized in the income statement when the service is provided or when the tickets expires unused, reducing the corresponding deferred revenue. The Company evaluates monthly the probability that tickets expiry unused, based on the history of used tickets. Changes in the exchange probability would have an impact our revenue in the year in which the change occurs and in future years. As of December 31, 2017, deferred revenue associated with air tickets sold amounted to ThUS$ 1,550,447 (ThUS$ 1,535,229 as of December 31, 2016). An hypothetical change of 1% in passenger behavior regarding to the ticket usage, that is, if during the next six months after sells probability of used were 89% rather than 90%, as we consider, it would lead to a change in the expiry period from six to seven months, which, would have an impact of up to ThUS$ 20,000 in the results of 2017.

(e)       Valuation of loyalty points and kilometers granted to loyalty program members, pending usage.

As of December 31, 2017 and 2016 the Company operated the following loyalty programs: LATAM Pass, LATAM Fidelidade and Multiplus, with the objective of enhancing customer loyalty by offering points or kilometers (see Note 22).

The members of these programs accumulate kilometers when they fly with LATAM Airlines Group or any other airline member of the onewordl® program, as well as use the services of the associated entities.

When kilometers and points are redeemed for products and services other than the services provided by the Company, revenue is recognized immediately; when they are redeemed for air tickets on airlines from LATAM Airlines Group S.A. and subsidiaries, revenue is deferred until the transport service is provided or the corresponding tickets expired.

Deferred revenue from loyalty programs at the closing date corresponds to the valuation of points and kilometers granted to loyalty program members, pending of use, weighted by the probability to be redeemed.

According to IFRIC-13, kilometers and points value that the Company estimate are not likely to be redeemed (“breakage”), they recognize the associated value proportionally during the period in which the remaining kilometers or points are expected to be redeemed. The Company uses statistical models to estimate the breakage, based on historical redemption patterns and projections prepared by external experts.

As of December 31, 2017, the deferred revenue associated with the LATAM Pass loyalty program amounts to ThUS $ 853,505 (ThUS$ 896,190 as of December 31, 2016). A hypothetical change of one percentage point in the exchange probability would result in an impact as of December 31, 2017 of ThUS$ 25,000 (ThUS$ 30,632 as of December 31, 2016). While the deferred revenues associated with the loyalty programs LATAM Fidelidade and Multiplus amount to ThUS $ 364,866 (ThUS$ 392,107 as of December 31, 2016). A hypothetical change of two percentage points in the number of points pending to be exchanged would result in an impact ThUS$ 16,700 in 2017 (ThUS$ 14,639 in 2016).

The value of kilometers and other components are determined by the Company based on a fair value analysis. As of December 31, 2017 a hypothetical change of one percentage point in the fair value of the unused kilometers would result in an impact of ThUS$ 8,000 in 2017 (ThUS$ 8,400 in 2016).

(f)       Provisions needs, and their valuation when required

Known contingencies are recognized when: the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation and the amount has been reliably estimated. The Company applies professional judgment, experience, and knowledge to use available information to determine these values, in light of the specific characteristics of known risks. This process facilitates the early assessment and valuation of potential risks in individual cases or in the development of contingent eventualities.

(g)      Investment in subsidiary (TAM)

The management has applied its judgment in determining that LATAM Airlines Group S.A. controls TAM S.A. and Subsidiaries, for accounting purposes, and has therefore consolidated the financial statements.

The grounds for this decision are that LATAM issued ordinary shares in exchange for the majority of circulating ordinary and preferential shares in TAM, except for those TAM shareholders who did not accept the exchange, which were subject to a squeeze out, entitling LATAM to substantially all economic benefits generated by the LATAM Group, and thus exposing it to substantially all risks relating to the operations of TAM. This exchange aligns the economic interests of LATAM and all of its shareholders, including the controlling shareholders of TAM, thus insuring that the shareholders and directors of TAM shall have no incentive to exercise their rights in a manner that would be beneficial to TAM but detrimental to LATAM. Furthermore, all significant actions necessary of the operation of the airlines require votes in favor by the controlling shareholders of both LATAM and TAM.

Since the integration of LAN and TAM operations, the most critical airline operations in Brazil have been managed by the CEO of TAM while global activities have been managed by the CEO of LATAM, who is in charge of the operation of the LATAM Group as a whole and reports to the LATAM Board.

The CEO of LATAM also evaluates the performance of LATAM Group executives and, together with the LATAM Board, determines compensation. Although Brazilian law currently imposes restrictions on the percentages of voting rights that may be held by foreign investors, LATAM believes that the economic basis of these agreements meets the requirements of accounting standards in force, and that the consolidation of the operations of LAN and LATAM is appropriate.

These estimates were made based on the best information available relating to the matters analyzed.

In any case, it is possible that events that may take place in the future could lead to their modification in future reporting periods, which would be made in a prospective manner.